Warrant Liability	9 Months Ended
Apr. 30, 2022
Warrant Liability
Warrant Liability

7. Warrant Liability

Following the change in the functional currency of the Company on May 1, 2021, the warrant liability as of April 30, 2021 ($6,621,347) was reclassified to warrant reserve in the Consolidated Statements of change in Shareholders’ Equity.

In addition, certain warrants with an exercise price denominated in Canadian dollars are now being treated as a warrant liability, since the exercise price is denominated in a currency different than the functional currency of the Company. The fair value of these warrants, based on the Black-Scholes, as of July 31, 2021 and April 30, 2022 was $199,458 and $278,396, respectively, and are included in warrant liabilities. During the three and nine months ended April 30, 2022, the Company recorded a loss on the revaluation of the warrant liability of $29,910 and $78,938 respectively (for the three and nine months ended April 30, 2021 - $8,879,154 and $8,879,154).

The following assumptions were used to determine the fair value at July 31, 2021 and at April 30, 2022:

	July, 31, 2021		April 30, 2022
	22,489 warrants	51,698 warrants	22,489 warrants	51,698 warrants
			(Expired – Note 8b(i))
Share price	$5.23	$5.23		$6.96
CAD Exercise price in USD	$29.30	$4.41		$4.26
Expected life	0.75	4.3		3.54 years
Annualized volatility	100%	100%		100%
Dividend yield	0%	0%		0%
Risk free rate	0.93%	0.81%		2.74%

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)